Stockholders' Equity	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Note 8—Stockholders’ Equity
Class
 A Common Stock
 — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, there were 40,250,000 shares of Class A common stock issued or outstanding including 33,488,198 shares subject to possible redemption.
Class
 B Common Stock
 — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. On September 9, 2020, the Company issued 11,500,000 shares of Class B common stock. On September 14, 2020, the Company effectuated an 0.75-for-1 reverse split
of the Founder Shares, resulting in an aggregate outstanding amount of 8,625,000 Founder Shares. On October 20, 2020, the Company effectuated a 6-for-7 stock
split of the founder shares, resulting in an aggregate outstanding amount of 10,062,500 Founder Shares. All shares and associated amounts have been adjusted to reflect the stock splits. Of these, up to 1,312,500 shares of Class B common stock are subject to forfeiture, to the Company by the initial stockholders for no consideration to the extent that the underwriter’s over-allotment option is not exercised in full or in part, so that the number of shares of Class B common stock would collectively equal 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. The underwriter exercised its over-allotment option in full on October 23, 2020; thus, these 1,312,500 shares of Class B common stock were no longer subject to forfeiture.
Only holders of Class B common stock will have the right to elect directors or remove directors prior to the completion of the initial Business Combination. These provisions in the amended and restated certificate of incorporation may only be amended by a resolution passed by the holders of a majority of the Class B common stock. Holders of the Class A common stock and holders of the Class B common stock of record are entitled to one vote for each share held on all other matters to be voted on by stockholders, including any vote in connection with the initial Business Combination, and vote together as a single class, except as required by law or the applicable rules of the NYSE.
The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination on a one-for-one basis, subject
to increase in respect of the issuance of certain securities, as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amount issued in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20%
of the aggregate number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus the aggregate number of shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (net of the number of shares of Class A common stock redeemed in connection with the initial Business Combination), excluding the forward purchase securities and any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor, an affiliate of our sponsor or any of the Company’s officers or director.
Preferred Stock
 — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.

Note 7
—
Stockholders’ Equity
Preferred Stock
—The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
—The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 40,250,000 shares of Class A common stock issued or outstanding including 34,569,314 and 33,488,198 shares subject to possible redemption that were classified as temporary equity in the accompanying consolidated condensed balance sheets, respectively.
Class
 B Common Stock
— The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. On September 9, 2020, the Company issued 11,500,000 shares of Class B common stock. On September 14, 2020, the Company effectuated an 0.75-for-1
reverse split of the Founder Shares, resulting in an aggregate outstanding amount of 8,625,000 Founder Shares. On October 20, 2020, the Company effectuated a 6-for-7 stock
split of the founder shares, resulting in an aggregate outstanding amount of 10,062,500 Founder Shares. All shares and associated amounts have been adjusted to reflect the stock splits. Of these, up to 1,312,500 shares of Class B common stock are subject to forfeiture, to the Company by the initial stockholders for no consideration to the extent that the underwriter’s over-allotment option is not exercised in full or in part, so that the number of shares of Class B common stock would collectively equal 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. The underwriter exercised its over-allotment option in full on October 23, 2020; thus, these 1,312,500 shares of Class B common stock were no longer subject to forfeiture.
Only holders of Class B common stock will have the right to elect directors or remove directors prior to the completion of the initial Business Combination. These provisions in the amended and restated certificate of incorporation may only be amended by a resolution passed by the holders of a majority of the Class B common stock. Holders of the Class A common stock and holders of the Class B common stock of record are entitled to one vote for each share held on all other matters to be voted on by stockholders, including any vote in connection with the initial Business Combination, and vote together as a single class, except as required by law or the applicable rules of the NYSE.
The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination on a one-for-one
basis, subject to increase in respect of the issuance of certain securities,

as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amount issued in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the aggregate number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus the aggregate number of shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (net of the number of shares of Class A common stock redeemed in connection with the initial Business Combination), excluding the forward purchase securities and any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor, an affiliate of our sponsor or any of the Company’s officers or director. As of June 30, 2021 and December 31, 2020, there were 10,062,500 shares of Class B common stock issued and outstanding.